As filed with the Securities and Exchange Commission on September 16, 2021.

Registration Nos. 333-240070
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 5	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 729 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b) of Rule 485
O on ________ pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Supplement dated September 16, 2021 to the Prospectus dated May 1, 2021 for the

 Pacific Advisory Variable Annuity (an individual flexible premium deferred variable annuity) contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to add additional Investment Options. This supplement must be preceded or accompanied by the Prospectus, as supplemented (the “Prospectus”). All information in the Prospectus dated May 1, 2021, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

The Variable Investment Options table in the YOUR INVESTMENT OPTIONS section is amended to include the following:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER/INVESTMENT ADVISER
Effective on or about October 1, 2021, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - September Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about January 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - December Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about April 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER/INVESTMENT ADVISER
Invesco® V.I. S&P 500 Buffer Fund - March Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about July 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - June Series I

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.

For more information, including a discussion of the investment techniques, charges and expenses, and risks associated with each fund’s investments, see the applicable fund prospectus. You can obtain a prospectus by contacting your financial professional or online at www.PacificLife.com.

Form No. PAVASUP0921

Prospectus

(Included in Registrant’s Form N-4, File No. 333-240070 Accession No. 0001104659-21-054371 filed on April 23, 2021, supplemented on June 10, 2021 Accession No. 0001104659-21-079307 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-240070 Accession No. 0001104659-21-054371 filed on April 23, 2021, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific Advisory Variable Annuity)

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2020 and for each of the periods presented, included in Part B, include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, included in Part B, include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Comprehensive Income (Loss)

Consolidated Statements of Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b) Exhibits

1.	(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0000898430-96-001377.txt http://www.sec.gov/Archives/edgar/data/935823/0000898430-96-001377-index.html

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

2.		Not applicable

3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) (Amended and Restated); included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311061492/a59509aexv99w3xay.htm

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d3dc.htm

4.	(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. ICC20:10-1040); Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d4a.htm

(1)

Contract Specifications (Form No. ICC20:10-1040-CS); Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d4a1.htm

(b)

403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxby.htm

(c)

Section 457(b) Plan Rider (Form No. ICC12:20-1271); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxcy.htm

(d)

Individual Retirement Annuity Rider (Form No. ICC12:20-1266); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxdy.htm

(e)

Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxey.htm

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxfy.htm

(g)

Qualified Retirement Plan Rider (Form No. ICC12:20-1269); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxgy.htm

(h)

Return of Purchase Payments Death Benefit Rider (Form No. ICC20:20-1040) ; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d4h.htm

(i)

Return of Purchase Payments Death Benefit Rider II (Form No.ICC20:20-1040CA); Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-122252 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920122252/a20-35060_1ex99d4i.htm

(j)

Guaranteed Withdrawal Benefit XXV Rider – Single Life (Portfolio Income Protector) (Form No. ICC20-1050); Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-017186 filed on February 10, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921017186/0001104659-21-017186-index.htm

(k)

Guaranteed Withdrawal Benefit XXV Rider – Joint Life (Portfolio Income Protector) (Form No. ICC20-1051); Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-017186 filed on February 10, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921017186/0001104659-21-017186-index.htm

5.	(a)

Variable Annuity Application. (Form No. ICC20:25-1040); Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-122252 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920122252/a20-35060_1ex99d5a.htm

6.	(a)

Pacific Life’s Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(b)

By-laws of Pacific Life; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(c)

Pacific Life’s Restated Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xcy.htm

(d)

By-laws of Pacific Life As Amended September 1, 2005; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xdy.htm

7.

Reinsurance Agreement with Union Hamilton; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex997.htm

8.	(a)

Pacific Select Fund Participation Agreement; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000101706201500083/dex998a.txt

(1)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(b)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributions, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000253/a03608a3exv99w8xey.htm

(c)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xey.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998d1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998d2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xeyx1y.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998d4.htm

(5)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659‐19‐022568 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022568/a19-5919_1ex99d8dd6.htm

(d)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xfy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xfyx1y.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xfyx2y.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998e5.htm

	(6)	Fifth Amendment to Participation Agreement;

(e)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xhy.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant's Form N-4. File No. 333-236927, Accession No. 0001104659-20-029802 filed March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998g4.htm

(f)

Form of Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xiy.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xiyx1y.htm

(2)

Second Amendment to Administrative Service Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

(5)

Fifth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998h5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8n6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(g)

Form of AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001557/a50116exv99w8xny.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xiyx1y.htm

(h)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xky.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dj1.htm

(i)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xly.htm

(j)

Form of PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xsy.htm

(1)

First Amendment to Participation Agreement (Novation and Amendment); included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xsyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xsyx2y.htm

(k)

Form of PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-10-036152 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036152/a52638exv99w8xuy.htm

(1)

First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998t1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-025540 filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918025540/a18-7962_1ex99d8dt3.htm

(l)

Form of MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xvy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xvyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xvyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998u3.htm

(m)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xwy.htm

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998v2.htm

(3)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dv3.htm

(n)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V).; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8o3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-20-048047 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048047/a20-9589_1ex99d8w4.htm

(5)

Fifth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8n5.htm

(o)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xxy.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xxyx1y.htm

(p)

Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(q)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998cc1.htm

(r)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998dd2.htm

(s)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(t)

Fund Participation and Service Agreement with American Funds; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998mm3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

(5)

Fifth Amendment to Fund Participation and Service Agreement ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8t5.htm

(u)

Business Agreement with American Funds; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998nn.htm

(v)

Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998qq.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998qq1.htm

(w)

Supplemental Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998rr.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998rr1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998rr2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998rr3.htm

(x)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998ss.htm

(y)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8duu3.htm

(4)

Fourth Amendment to Participation Agreement; filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

(5)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-20-048047 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048047/a20-9589_1ex99d8uu5.htm

(6)

Sixth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8y6.htm

(z)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998q3.htm

(4)

Fourth Amendment to Service Agreement; filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-20-048047 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048047/a20-9589_1ex99d8vv5.htm

(6)

Sixth Amendment to Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8z6.htm

(aa)

Administrative Services Agreement with Invesco Advisors, Inc.; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dddd.htm

(bb)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8deee.htm

(cc)

Participation Agreement with Northern Lights Variable Trust; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d8cc.htm

(dd)

Participation Agreement with Goldman Sachs Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-122252 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920122252/a20-35060_1ex99d8dd.htm

(ee)

Administrative Services Agreement with Goldman Sachs Asset Management, L.P; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-122252 filed on November 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920122252/a20-35060_1ex99d8ee.htm

(ff)

Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxfy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-150092, Accession Number 0001193125-13-240977. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240977/d533211dex998f1.htm

(2)

Second Amendment to Participation Agreement; Included as part of the Registration Statement on Form N-6, File No. 333-231309, filed on July 31, 2019, Accession No. 0001104659-19-042835, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042835/a19-13237_1ex99d8f2.htm

(3)

Third Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8ff3.htm

(gg)

Administrative Services Agreement with T. Rowe Price Associates, Inc. ; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d8gg.htm

(1)

First Amendment to Administrative Services Agreement; Included as part of the Registration Statement on Form N-6, File No. 333-231309, filed on July 31, 2019, Accession No. 0001104659-19-042835, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042835/a19-13237_1ex99d8g1.htm

(2)

Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231309, Accession No. 0001104659-20-047475 filed April 16, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920047475/a20-9361_1ex99d8g2.htm

(hh)

Participation Agreement with DFA Investment Dimensions Group Inc.; Filed as part of the Registration Statement on Form N-6 on May 9, 2019, File No. 333-231309, Accession Number 0001104659-19-028108, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028108/a19-9294_1ex99d8ww.htm

(1)

First Amendment to the Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8hh1.htm

(ii)

Participation Agreement with Vanguard Variable Insurance Fund; Filed as part of the Registration Statement on Form N-6 on May 14, 2020, File No. 333-231311, Accession Number 0001104659-20-061462, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920061462/a20-19511_5ex99d8yy.htm

(jj)

Participation Agreement with Schwab Annuity Portfolios; Filed as part of the Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-006435, filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006435/a60188a2exv99w8xby.htm

(1)

First Amendment to Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0001193125-14-147278, filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514147278/d655353dex998b1.htm

(2)

Second Amendment to Fund Participation Agreement ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8jj2.htm

(kk)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-18-075032 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075032/a18-41610_1ex99dggg.htm

(ll)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-18-075032 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075032/a18-41610_1ex99dhhh.htm

9.

Opinion and Consent of legal officer of Pacific Life Insurance Company as to the legality of Contracts being registered; included in Registrant’s Form N-4, File No. 333- 240070, Accession No. 0001104659-20-086243 filed on July 24, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920086243/a20-24944_1ex99d9.htm

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

11.	Not applicable

12.	Not applicable

13.

Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-240070, Accession No. 0001104659-21-054371 filed on April 23, 2021 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921054371/a21-4016_1ex99d13.htm

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer

Darryl D. Button	Director, Chief Executive Officer-Elect and Chief Financial Officer
Jason Orlandi	Director, Executive Vice President and General Counsel
Joseph E. Celentano	Executive Vice President
Joshua D Scott	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary
Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100

1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	90
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	81
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Alara Member, LLC	Delaware	100
Greenwood Village Apartment Investors, LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	100
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	90
PL Elk Meadows Member, LLC	Delaware	100
Elk Meadows JV LLC	Delaware	60
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100

Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100
PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Pacific Asset Management LLC	Delaware	100
PAM Bank Loan GP LLC#	Delaware	100
PAM CLO Opportunities GP LLC#	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100

Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group Holdings, Inc.	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

___________________________________

# = Abbreviated structure

Item 27. Number of Contractholders

Pacific Advisory Variable Annuity—Approximately	0	Qualified
	0	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)- (d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 16th day of September, 2021.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	September 16, 2021
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	September 16, 2021
Adrian S. Griggs*

		Director, Chief Executive Officer - Elect and Chief Financial Officer	September 16, 2021
Darryl D. Button*

		Director, Executive Vice President and General Counsel	September 16, 2021
Jason Orlandi*

		Vice President and Secretary	September 16, 2021
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	September 16, 2021
Joshua D Scott*

		Executive Vice President	September 16, 2021
Joseph E. Celentano*

		Vice President and Treasurer	September 16, 2021
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		September 16, 2021
Brandon J. Cage
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-240070, Accession No. 0001104659-21-054371 filed on April 23, 2021, as Exhibit 13).